DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)													1 Months Ended				3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2022 USD ($) shares	Oct. 25, 2022 shares	Jul. 29, 2022	Jul. 25, 2022 USD ($) shares	Sep. 01, 2021 USD ($)	Aug. 16, 2021 USD ($)	Oct. 09, 2020 USD ($)	Sep. 30, 2020	Sep. 04, 2020 USD ($) a	Aug. 14, 2020	Jun. 11, 2020 USD ($)	Nov. 08, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 28, 2022 shares	Sep. 19, 2022 shares	Jun. 18, 2020 USD ($)	Mar. 27, 2020 a
Property, Plant and Equipment [Line Items]
Cash and cash equivalents		$ 1,215,439															$ 1,215,439							$ 1,215,439		$ 251,050
Compensation for services																								1,666,667
Working interest percentage								70.00%
Revenue interest percentage								52.50%
Depletion of oil and gas properties																	110,722			$ 305,079				$ 312,679	1,445,233
Present value discount, percentage																								10.00%
Additional paid in capital	[1]	41,912,737															41,912,737							$ 41,912,737		25,660,896
New issues | shares																								190.2726308
Net loss																	14,733,112	$ 11,148,872	$ 1,986,544	$ (5,022,188)	$ 2,632,469	$ (1,017,766)		$ 27,868,528	$ (3,407,485)
Accumulated deficit		$ 44,547,503															$ 44,547,503							$ 44,547,503		$ 16,678,975
Common stock shares authorized | shares		500,000,000			42,253,521												500,000,000							500,000,000		500,000,000		200,000,000	505,000,000
Preferred Stock, Shares Authorized | shares		5,000,000															5,000,000			200,000,000				5,000,000	200,000,000	5,000,000
Outstanding shares percentage		15.77%
Preferred Stock, Value, Issued					$ 30,000,000
Sale of stock number of shares issued in transaction, shares | shares													190.2726308
Warrant to purchase shares percentage													200.00%
Purchase price per units of common stock													$ 25,000
Proceeds from Issuance of Common Stock													4,756,816
Payments of Stock Issuance Costs													$ 35,593
Common stock, shares issued | shares		10,066,667															10,066,667							10,066,667		0
Common Stock, Shares, Outstanding | shares		10,066,667			8,400,000												10,066,667							10,066,667		0
Goodwill impairment																								$ 5,917,843
Goodwill		$ 2,100,374												$ 2,100,374			$ 2,100,374	$ 2,100,374					$ 2,100,374	2,100,374		$ 2,100,374
Goodwill, impairment loss																							$ 0	0
Business combination, price of acquisition, expected																								$ 3,000,000
Percentage on oil and gas production wells																								25.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Business combination, price of acquisition, expected																								$ 4,800,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination, price of acquisition, expected																								4,214,762
Warrant [Member]
Property, Plant and Equipment [Line Items]
Sale of stock number of shares issued in transaction, shares | shares													1
Ecoark Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage					100.00%
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares					1,200
Preferred Stock, Value, Issued	[1]	1															1							1		1
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, Value, Issued
Preferred stock voting rights				The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination
Series C Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares			1,000
Participation Agreement [Member]
Property, Plant and Equipment [Line Items]
Compensation for services								$ 5,746,941
Working interest percentage								90.00%
Revenue interest percentage								67.50%
Ecoark Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Additional paid in capital		$ 28,953,510			$ 28,953,510												$ 28,953,510							$ 28,953,510		25,058,733
Ecoark Holdings Inc [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Additional paid in capital					$ 28,953,510
New issues | shares					1,200												1,200
White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Area of Land | a										1,600																					30,000
Business acquisition, transactions costs																														$ 500
Working capital percentage									100.00%	100.00%
Net revenue percentage										75.00%
Cash and cash equivalents										$ 1,500,000					$ 250,413											251,050	$ 250,413
Compensation for services								$ 3,387,000
Working interest percentage								70.00%
Revenue interest percentage								52.50%
Acquired additional lease															916,242	$ 916,242
Acquire working interest						$ 53,500	$ 250,000
Depletion of oil and gas properties																										$ 4,793,847	739,037
Present value discount, percentage																										10.00%
Asset impairment charges												$ 82,500														$ 772,000
Allowance for doubtful accounts receivable															208,713											208,713	208,713
Additional paid in capital															23,907,983											25,660,896	23,907,983
Net loss																										6,922,753	9,756,222
Working capital																										24,859,441	23,659,255
Accumulated deficit															$ 9,756,222											16,678,975	$ 9,756,222
Common stock shares authorized | shares															500,000,000												500,000,000
Preferred Stock, Shares Authorized | shares															5,000,000												5,000,000
Preferred Stock, Value, Issued															$ 1											1	$ 1
Common Stock, Shares, Outstanding | shares					60,000,000
Goodwill															$ 2,100,374											2,100,374	$ 2,100,374
White River Holdings Corp [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares					1,200
White River Holdings Corp [Member] | Ecoark Holdings [Member]
Property, Plant and Equipment [Line Items]
Purchase price																										$ 750,000
Consideration paid shares | shares																										68,000
Common stock shares authorized | shares															500,000,000											500,000,000	500,000,000
Preferred Stock, Shares Authorized | shares															5,000,000											5,000,000	5,000,000
Common Stock, Shares, Outstanding | shares															0											0	0
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreements [Member]
Property, Plant and Equipment [Line Items]
Purchase price																										$ 125,474
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreement One [Member]
Property, Plant and Equipment [Line Items]
Purchase price																										312,264
White River Holdings Corp [Member] | Ecoark Holdings [Member] | Lease Agreement Two [Member]
Property, Plant and Equipment [Line Items]
Purchase price																										312,262
White River Holdings Corp [Member] | Participation Agreement [Member]
Property, Plant and Equipment [Line Items]
Compensation for services								$ 5,746,941
Working interest percentage								90.00%
Revenue interest percentage								67.50%
Acquired additional lease															$ 916,242	$ 916,242
White River Holdings Corp [Member] | Asset Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Working capital percentage									61.00%
White River Holdings Corp [Member] | S R Acquisition [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, description												the Company acquired certain energy assets from SR Acquisition I, LLC for $1,000 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-ins with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.
White River Holdings Corp [Member] | Rabb Resources, LTD [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, description											The Company in June 2020 previously provided for bridge financing to Rabb Resources, LTD under the $225,000 Senior Secured Convertible Promissory Note. As consideration for entering into the Asset Purchase Agreement, the Company agreed to pay Rabb Resources, LTD. A total of $3,500,000 consisting of (i) $1,500,000 in cash, net of $304,475 in outstanding amounts related to the note receivable and accrued interest receivable, and (ii) $2,000,000 payable in common stock of the Company, which based on the closing price of the common stock as of the date of the Asset Purchase Agreement equaled 102,828 shares.
White River Holdings Corp [Member] | Ecoark Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Additional paid in capital															$ 21,582,193											$ 25,058,733	$ 21,582,193
White River Holdings Corp [Member] | Ecoark Holdings Inc [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares																										1,200
Elysian Premium Corp And Norr L L C [Member]
Property, Plant and Equipment [Line Items]
Revenue from Related Parties														$ 1
Fortium Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares issued | shares		8,400,000															8,400,000							8,400,000
Common Stock, Shares, Outstanding | shares		8,400,000			60,000,000												8,400,000							8,400,000
Fortium Holdings Corp [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
New issues | shares					1,200

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark (see Note 12).